RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 15, 2021	Sep. 08, 2021	Dec. 19, 2022	Dec. 31, 2021	Jan. 31, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Portage paid Intensity						$ 69,759,000	$ 83,437,000	$ 77,088,000
Portage unpaid Intensity						$ 63,624,000
Interest incurred								$ 78,427,000
Portage ordinary shares						1,070,000
Base salary	$ 618,000,000
Annual base salary	$ 348,000
Base salaries			$ 469,000
Compensation committee				$ 600,000
Original annual targets percentage				73.50%
Annual feesDescription						Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nominating Committee is entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees will be entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears.
Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Percentage owned on shares						4.10%
Portage Glasgow Ltd [Member]
IfrsStatementLineItems [Line Items]
Wholly-owned subsidiary, description					PPL held 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021.
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Accrued interest						$ 692,045,000
Principal paid to director						805,000,000
Exchange of notes payable for SalvaRx warrants						$ 2,415,000,000
Warrants price						$ 6.64
Issuance of unsecured notes, description		Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with OSI, the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments,” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership of iOx from 60.49% to 78.32%.